Exhibit 99.1

Independent Accountants’ Agreed‑Upon Procedures Report

Santiago Sponsor, LLC and
Santiago Holdings, LP (together, the “Company”)
BofA Securities, Inc. (the “Structuring Agent”)
SMBC Nikko Securities America, Inc.
Barclays Capital Inc.
Citigroup Global Markets Inc.
Mizuho Securities USA LLC
(together, the “Specified Parties”)

Re:	Nelnet Student Loan Trust 2026-A – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “NELNSD40.DAT_20260106_001948.txt” provided by the Company on January 14, 2026, containing information on 638,530 student loans (the “Student Loans”) as of December 31, 2025 (the “Data File”), of which we were informed 211,488 Student Loans are intended to be included as collateral in the offering of Nelnet Student Loan Trust 2026-A. The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet the intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•
The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•
The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.

•	The term “Nelnet Servicing System” means Nelnet, Inc.’s (“Nelnet”) servicing system for Student Loans serviced by Nelnet.

•
The term “Eligible Student Loans List” means an electronic data file entitled “Eligible for Sample 20260121 NSLT 2026-A.xlsx” provided by the Structuring Agent on January 21, 2026, on behalf of the Company, containing Borrower and Loan ID’s for 211,488 Student Loans in the Data File that are eligible to be securitized.

•	The term “Loan Status Mapping” means loan status descriptions and mapping provided by Nelnet, on behalf of the Company, attached hereto as Exhibit B.

•	The term “Sources” means the following information provided by Nelnet, on behalf of the Company:

–	Loan Status Mapping;

–	Promissory Note; and,

–
Note Disbursements Screen, Note Detail 1 Screen, Note Detail 2 Screen, Payment History for Loan Status and Interest Rate Screen, Note Repayment Schedule History Screen, Transaction History Screen, BLS Main Screen, BLS Transaction History Screen, BLS Servicing History Screen, BLS Service History Comments Screen, and Origination Screen within the Nelnet Servicing System.

We make no representation regarding the validity, enforceability, or authenticity of such Sources or the execution of these documents by the borrower.

•
The term “Instructions” means the instructions provided by Nelnet, on behalf of the Company, pertaining to a procedure, attribute, or methodology, as described in the table in the procedures section below.

•	The term “Provided Information” means the Sources and Instructions.

The procedures we were instructed by the Company to perform are as follows:

A.
We were instructed by the Structuring Agent, on behalf of the Company, to randomly select a sample of Student Loans from the eligible student loans in the Data File using the Borrower and Loan IDs in the Eligible Student Loans List (the “Eligible Student Loans”). We were instructed by the Structuring Agent, on behalf of the Company, to utilize a confidence level of 95.0%, an expected error rate of 3.0%, and a maximum estimated error occurrence rate (the upper error limit) for each of the attributes not to exceed 5.0%. The selection criteria resulted in a sample size of 361 Student Loans. We were instructed by the Structuring Agent, on behalf of the Company, to add 5 student loans to the sample size of 361, for a total of 366 Student Loans. We randomly selected 366 Student Loans from the Eligible Student Loans utilizing a random sampling tool (the “Selected Student Loans”). The Selected Student Loans are listed in Exhibit A attached hereto.

B.
For each Selected Student Loan, we compared or recomputed the specified attributes in the Data File listed below to or using the corresponding information included in the Sources, utilizing the Instructions, as applicable. The Company indicated that the absence of any of the information in the Sources or the inability to agree the indicated information from the Data File to the Sources for each of the attributes identified, utilizing the Instructions as applicable, constituted an exception. The Sources are listed in the order of priority.

2

Attribute	Sources / Instructions

Disbursement Year	The earliest year in the “Act Disb Date” field on Note Disbursements Screen

Original Principal Balance	“Orig Note Amt” field on Note Detail 2 Screen

Current Principal Balance	“CPB” field on Note Detail 2 Screen, “End CPB” field on Transaction History Screen, “Princ Discl Amt” field on Note Repayment Schedule History Screen

Loan Type	“Loan Type” field on Note Detail 2 Screen

Loan Status
“Status” field on Note Detail 1 Screen, “Status” field on Payment History for Loan Status and Interest Rate Screen, “Type” field on BLS Transaction History Screen, or the loan status indicated in the “Service History Comments” field on the BLS Servicing History Screen, and Loan Status Mapping

Current Status End Date
“End Dt of Stat” field on Note Detail 1 Screen, “Stat End” field on Payment History for Loan Status and Interest Rate Screen, or maturity date indicated in the “Service History Comments” field on the BLS Servicing History Screen

“Maturity Date" field on Note Repayment Schedule History Screen if Loan Status in the Data File was “Repayment”

Convert to Repayment Date
"Repay Cnvt Dt" field on Note Detail 1 Screen, repayment effective date indicated in the “Service History Comments” field on the BLS Servicing History Screen

For Selected Student Loans #29 and #193, the Convert to Repayment Date was not available in the Data File, while the “Repay Cnvt Dt” field on Note Detail 1 Screen showed a date value. We were informed by the Company that the Loan Status changed between December 31, 2025 (the “Cutoff Date”) and the date(s) of the Sources. The Convert to Repayment Date was not determined prior to the Loan Status change, therefore the information was not available within the Nelnet Servicing System as of the Cutoff Date. These are not considered exceptions.

Maturity Date
“Maturity Date" field on Note Repayment Schedule History Screen or recompute by adding the number of months in “Term” field on the Note Repayment Schedule History Screen to the date on the “First Pmt Dt” field on the Note Repayment Schedule History Screen.

Anticipated Graduation Date
"Grad Date" field on Note Detail 1 Screen, graduation date indicated in the “Service History Comments” field on the BLS Servicing History Screen

If Anticipated Graduation Date in the Data File is “12/31/9999,” consider the date to be “N/A.”

Repayment Start Date	"First Pmt Dt" field on Note Repayment Schedule History Screen

Interest Rate
“Interest Rate” field on Note Detail 2 Screen, “Int Rate” field with the "Eff Dt" field on or before September 30, 2025, on Payment History for Loan Status and Interest Rate Screen, “Int Rate” field with the "Int Accr Start Date" field on or before September 30, 2025, on Note Repayment Schedule History Screen, BLS Service History Comments Screen

School Code	“School” field on Note Detail 2 Screen

State of Residence	“Address” field on BLS Main Screen

Original FICO	“Credit Score” field on Origination Screen

We found such information to be in agreement without exception.

3

C.
For each Selected Student Loan, we observed the presence of a signed Promissory Note. The Specified Parties indicated that the absence of a signed Promissory Note constituted an exception. We performed no procedures to assess compliance with regard to any signatory requirements or confirm the authenticity of the signature(s).

We found such information to be present.

We were engaged by the Company to perform this agreed‑upon procedures engagement. We conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Student Loans, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Student Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Student Loans being securitized, (iii) the compliance of the originator of the Student Loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Student Loans that would be material to the likelihood that the issuer of the asset-backed securities will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

Irvine, California
February 4, 2026

4

Exhibit A
The Selected Student Loans

Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number

1	2026A001	51	2026A051	101	2026A101	151	2026A151
2	2026A002	52	2026A052	102	2026A102	152	2026A152
3	2026A003	53	2026A053	103	2026A103	153	2026A153
4	2026A004	54	2026A054	104	2026A104	154	2026A154
5	2026A005	55	2026A055	105	2026A105	155	2026A155
6	2026A006	56	2026A056	106	2026A106	156	2026A156
7	2026A007	57	2026A057	107	2026A107	157	2026A157
8	2026A008	58	2026A058	108	2026A108	158	2026A158
9	2026A009	59	2026A059	109	2026A109	159	2026A159
10	2026A010	60	2026A060	110	2026A110	160	2026A160
11	2026A011	61	2026A061	111	2026A111	161	2026A161
12	2026A012	62	2026A062	112	2026A112	162	2026A162
13	2026A013	63	2026A063	113	2026A113	163	2026A163
14	2026A014	64	2026A064	114	2026A114	164	2026A164
15	2026A015	65	2026A065	115	2026A115	165	2026A165
16	2026A016	66	2026A066	116	2026A116	166	2026A166
17	2026A017	67	2026A067	117	2026A117	167	2026A167
18	2026A018	68	2026A068	118	2026A118	168	2026A168
19	2026A019	69	2026A069	119	2026A119	169	2026A169
20	2026A020	70	2026A070	120	2026A120	170	2026A170
21	2026A021	71	2026A071	121	2026A121	171	2026A171
22	2026A022	72	2026A072	122	2026A122	172	2026A172
23	2026A023	73	2026A073	123	2026A123	173	2026A173
24	2026A024	74	2026A074	124	2026A124	174	2026A174
25	2026A025	75	2026A075	125	2026A125	175	2026A175
26	2026A026	76	2026A076	126	2026A126	176	2026A176
27	2026A027	77	2026A077	127	2026A127	177	2026A177
28	2026A028	78	2026A078	128	2026A128	178	2026A178
29	2026A029	79	2026A079	129	2026A129	179	2026A179
30	2026A030	80	2026A080	130	2026A130	180	2026A180
31	2026A031	81	2026A081	131	2026A131	181	2026A181
32	2026A032	82	2026A082	132	2026A132	182	2026A182
33	2026A033	83	2026A083	133	2026A133	183	2026A183
34	2026A034	84	2026A084	134	2026A134	184	2026A184
35	2026A035	85	2026A085	135	2026A135	185	2026A185
36	2026A036	86	2026A086	136	2026A136	186	2026A186
37	2026A037	87	2026A087	137	2026A137	187	2026A187
38	2026A038	88	2026A088	138	2026A138	188	2026A188
39	2026A039	89	2026A089	139	2026A139	189	2026A189
40	2026A040	90	2026A090	140	2026A140	190	2026A190
41	2026A041	91	2026A091	141	2026A141	191	2026A191
42	2026A042	92	2026A092	142	2026A142	192	2026A192
43	2026A043	93	2026A093	143	2026A143	193	2026A193
44	2026A044	94	2026A094	144	2026A144	194	2026A194
45	2026A045	95	2026A095	145	2026A145	195	2026A195
46	2026A046	96	2026A096	146	2026A146	196	2026A196
47	2026A047	97	2026A097	147	2026A147	197	2026A197
48	2026A048	98	2026A098	148	2026A148	198	2026A198
49	2026A049	99	2026A099	149	2026A149	199	2026A199
50	2026A050	100	2026A100	150	2026A150	200	2026A200

Exhibit A
The Selected Student Loans (Cont.)

Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number

201	2026A201	243	2026A243	285	2026A285	327	2026A327
202	2026A202	244	2026A244	286	2026A286	328	2026A328
203	2026A203	245	2026A245	287	2026A287	329	2026A329
204	2026A204	246	2026A246	288	2026A288	330	2026A330
205	2026A205	247	2026A247	289	2026A289	331	2026A331
206	2026A206	248	2026A248	290	2026A290	332	2026A332
207	2026A207	249	2026A249	291	2026A291	333	2026A333
208	2026A208	250	2026A250	292	2026A292	334	2026A334
209	2026A209	251	2026A251	293	2026A293	335	2026A335
210	2026A210	252	2026A252	294	2026A294	336	2026A336
211	2026A211	253	2026A253	295	2026A295	337	2026A337
212	2026A212	254	2026A254	296	2026A296	338	2026A338
213	2026A213	255	2026A255	297	2026A297	339	2026A339
214	2026A214	256	2026A256	298	2026A298	340	2026A340
215	2026A215	257	2026A257	299	2026A299	341	2026A341
216	2026A216	258	2026A258	300	2026A300	342	2026A342
217	2026A217	259	2026A259	301	2026A301	343	2026A343
218	2026A218	260	2026A260	302	2026A302	344	2026A344
219	2026A219	261	2026A261	303	2026A303	345	2026A345
220	2026A220	262	2026A262	304	2026A304	346	2026A346
221	2026A221	263	2026A263	305	2026A305	347	2026A347
222	2026A222	264	2026A264	306	2026A306	348	2026A348
223	2026A223	265	2026A265	307	2026A307	349	2026A349
224	2026A224	266	2026A266	308	2026A308	350	2026A350
225	2026A225	267	2026A267	309	2026A309	351	2026A351
226	2026A226	268	2026A268	310	2026A310	352	2026A352
227	2026A227	269	2026A269	311	2026A311	353	2026A353
228	2026A228	270	2026A270	312	2026A312	354	2026A354
229	2026A229	271	2026A271	313	2026A313	355	2026A355
230	2026A230	272	2026A272	314	2026A314	356	2026A356
231	2026A231	273	2026A273	315	2026A315	357	2026A357
232	2026A232	274	2026A274	316	2026A316	358	2026A358
233	2026A233	275	2026A275	317	2026A317	359	2026A359
234	2026A234	276	2026A276	318	2026A318	360	2026A360
235	2026A235	277	2026A277	319	2026A319	361	2026A361
236	2026A236	278	2026A278	320	2026A320	362	2026A362
237	2026A237	279	2026A279	321	2026A321	363	2026A363
238	2026A238	280	2026A280	322	2026A322	364	2026A364
239	2026A239	281	2026A281	323	2026A323	365	2026A365
240	2026A240	282	2026A282	324	2026A324	366	2026A366
241	2026A241	283	2026A283	325	2026A325
242	2026A242	284	2026A284	326	2026A326

Note: The Company has assigned a unique Student Loan ID number to each Student Loan in the Data File. The Student Loan Numbers referred to in this Exhibit are not the actual Student Loan ID numbers.

Exhibit B
Loan Status Mapping

Loan Status Code Per Data File	Loan Status
DS	Deferment Schl
DX	Defer Fixed
EG	Extended Grace
F	Forbearance
G	Grace
GF	Grace Fixed Pmt
I	Interim
ID	Intern Res Def
IG	Grace Int Only
ME	Military Forb
MR	Military Repayment
P	Paid in Full
PP	Pre Paid in Full
R	Repayment
S	School
SD	Sch Defer Mthly
SF	Sch Fixed Pmt
SM	School Monthly
L2	Loan Mod 2 / Repayment
RC	Ref Collection